ONGOING LITIGATION (Details) $ in Thousands	Dec. 31, 2022 USD ($) item	Sep. 24, 2020 item
Third party
ONGOING LITIGATION
Litigation matters outstanding	1
Kirkland Lake Gold Ltd
ONGOING LITIGATION
Litigation matters outstanding	1
Potential liability | $	$ 0
Number of lead plaintiff		1
Number of lead counsel		1